Report Of The Directors Financial Review Risk Report - Commercial Real Estate Loans And Advances Including Loan Commitments By Level Of Collateral (Details) - Commercial Real Estate Loans And Advances Including Loan Commitments - Loans And Advances To Customers And Banks - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 101,090	$ 84,476
Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34,857	28,565
Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	50,266	41,138
MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	703	741
North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	13,758	12,695
Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,506	1,337
UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	27,449	23,269
Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38,626	32,451
Rated CRR/EL 1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	99,525	82,560
Rated CRR/EL 1 to 7 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	33,703	27,062
Rated CRR/EL 1 to 7 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	50,250	41,116
Rated CRR/EL 1 to 7 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	507	543
Rated CRR/EL 1 to 7 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	13,588	12,567
Rated CRR/EL 1 to 7 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,477	1,272
Rated CRR/EL 1 to 7 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	26,489	21,901
Rated CRR/EL 1 to 7 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	38,615	32,436
Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	299	311
Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	212	293
Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	87	18
Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	187	251
Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,266	1,605
Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	942	1,210
Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16	22
Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	196	198
Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	83	110
Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	29	65
Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	773	1,117
Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11	15
Not collateralised | Rated CRR/EL 1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25,754	18,313
Not collateralised | Rated CRR/EL 1 to 7 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6,114	3,887
Not collateralised | Rated CRR/EL 1 to 7 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	18,338	12,714
Not collateralised | Rated CRR/EL 1 to 7 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	315	391
Not collateralised | Rated CRR/EL 1 to 7 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	590	561
Not collateralised | Rated CRR/EL 1 to 7 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	397	760
Not collateralised | Rated CRR/EL 1 to 7 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	4,812	2,888
Not collateralised | Rated CRR/EL 1 to 7 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	12,678	9,971
Not collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	13
Not collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	12
Not collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Not collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Not collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
Not collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Not collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	11
Not collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Not collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	63	75
Not collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	56	62
Not collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	3
Not collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	4
Not collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	4
Not collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	2
Not collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	46	16
Not collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Fully collateralised | Rated CRR/EL 1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	68,571	60,330
Fully collateralised | Rated CRR/EL 1 to 7 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25,958	21,815
Fully collateralised | Rated CRR/EL 1 to 7 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	30,289	27,296
Fully collateralised | Rated CRR/EL 1 to 7 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	192	152
Fully collateralised | Rated CRR/EL 1 to 7 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	11,201	10,618
Fully collateralised | Rated CRR/EL 1 to 7 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	931	449
Fully collateralised | Rated CRR/EL 1 to 7 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	20,709	18,009
Fully collateralised | Rated CRR/EL 1 to 7 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	24,708	21,821
Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	222	196
Fully collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	145	190
Fully collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Fully collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Fully collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	77	6
Fully collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Fully collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	129	158
Fully collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	710	1,118
Fully collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	445	764
Fully collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	14
Fully collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	194	194
Fully collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	45	85
Fully collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	16	61
Fully collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	376	740
Fully collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5	10
Partially collateralised | Rated CRR/EL 1 to 7
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	5,200	3,917
Collateral value	3,602	2,571
Partially collateralised | Rated CRR/EL 1 to 7 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,631	1,360
Collateral value	1,270	1,021
Partially collateralised | Rated CRR/EL 1 to 7 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,623	1,106
Collateral value	975	552
Partially collateralised | Rated CRR/EL 1 to 7 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 1 to 7 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,797	1,388
Collateral value	1,281	991
Partially collateralised | Rated CRR/EL 1 to 7 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	149	63
Collateral value	76	7
Partially collateralised | Rated CRR/EL 1 to 7 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	968	1,004
Collateral value	568	672
Partially collateralised | Rated CRR/EL 1 to 7 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1,229	644
Collateral value	729	314
Partially collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	72	102
Collateral value	43	71
Partially collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	62	91
Collateral value	42	70
Partially collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	11
Collateral value	1	1
Partially collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	55	82
Collateral value	40	61
Partially collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	493	412
Collateral value	298	202
Partially collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	441	384
Collateral value	250	148
Partially collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	5
Collateral value	3	5
Partially collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
Collateral value	0	0
Partially collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	36	21
Collateral value	13	13
Partially collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	10	2
Collateral value	32	36
Partially collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	351	361
Collateral value	188	131
Partially collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	5
Collateral value	3	5
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	67	58
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64	54
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	3	4
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	64	39
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	148	141
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	82	79
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	7
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19	19
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	26	5
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	15	31
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	60	62
– LTV ratio: less than 50% | Fully collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	4
– 51% to 75% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	41	77
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	34	76
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	7	1
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	32	70
– 51% to 75% | Fully collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	174	624
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	165	571
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	5
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	6	34
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1	14
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	149	569
– 51% to 75% | Fully collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	4
– 76% to 90% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	89	44
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	23	44
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	66	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	19	39
– 76% to 90% | Fully collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	142	88
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	127	64
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	1
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	13	7
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	16
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	122	64
– 76% to 90% | Fully collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	2	1
– 91% to 100% | Fully collateralised | Rated CRR/EL 8
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	25	17
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	24	16
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	1	1
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	14	10
– 91% to 100% | Fully collateralised | Rated CRR/EL 8 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	246	265
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | Europe
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	71	50
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | Asia
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	1
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | MENA
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	175	175
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | North America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	39
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | Latin America
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	0	0
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | UK
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	45	45
– 91% to 100% | Fully collateralised | Rated CRR/EL 9 to 10 | Hong Kong
Disclosure of financial assets [line items]
Financial assets and off-balance sheet loan commitments	$ 1	$ 1